June 10, 2008

U.S. Securities and Exchange Commission

100 F Street N.E.

Washington, D.C. 20549

Re:	iGATE Corporation

Form 10 Registration Statement

Ladies and Gentlemen:

Accompanying this letter for filing by iGATE Corporation (the “Company”) pursuant to Section 12(b) of the Securities Exchange Act of 1934, as amended, is a Form 10 Registration Statement attaching a Preliminary Information Statement as an exhibit, each dated June 10, 2008. The Form 10 Registration Statement is being filed in connection with the proposed spin-off of Mastech Holdings, Inc. (“Mastech”) from the Company. The Form 10 Registration Statement and attached Preliminary Information Statement are subject to completion. We expect to complete the spin-off prior to August 31, 2008.

Any comments or questions regarding this filing should be made to:

Mr. Ramachandran Natesan

Chief Financial Officer

iGATE Corporation

158-162(P) & 165(P)-170(P),

EPIP Phase II

Whitefield Bangalore 560-066

India

Phone: +91 80 4104 1500

Fax: +91 80 4125 9191

Email: nramachandran@igate.com

With a copy to:

Mr. James J. Barnes, Esq.

Partner

Reed Smith LLP

435 Sixth Avenue

Pittsburgh, PA 15219

Phone: (412) 288-7164

Fax: (412) 288-3063

Email: jbarnes@reedsmith.com

Very truly yours,

/s/ Ramachandran Natesan
Mr. Ramachandran Natesan